Principal subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Principal subsidiaries
33 Principal subsidiaries
At 31 December 2019

Company and country of incorporation/operation	Principal activities	Class of shares held	Proportion of class held (%)	Group interest (%)	Non-controlling interest (%)
Australia
Argyle Diamonds Limited	Mining and processing of diamonds	Ordinary	100	100	—
Dampier Salt Limited	Salt and gypsum production	Ordinary	68.36	68.36	31.64
Energy Resources of Australia Ltd	Uranium processing	Ordinary	68.39	68.39	31.61
Hamersley Iron Pty Limited	Iron ore mining	Ordinary	100	100	—
North Mining Limited(a)	Iron ore mining	Ordinary	100	100	—
Rio Tinto Aluminium (Holdings) Limited	Bauxite mining; alumina production; primary aluminium smelting	Ordinary	100	100	—

Robe River Mining Co Pty Ltd(a)	Iron ore mining	Class A	40	60	40
		Class B	76.36

Brazil
Alcan Alumina Ltda.(b)	Alumina production and bauxite mining	Quota	100	100	—
Canada
Iron Ore Company of Canada(c)	Iron ore mining; iron ore pellets production	Common	58.72	58.72	41.28
Rio Tinto Fer et Titane Inc.	Titanium dioxide feedstock; high purity iron and steel production	Common	100	100	—
		Class B preference	100	100	—
		CAD 0.01 preferred	100	100	—
Rio Tinto Alcan Inc.	Bauxite mining; alumina refining; aluminium smelting	Common	100	100	—

Diavik Diamond Mines (2012) Inc.(d)	Diamond mining and processing	Common	100	100	—
Guinea
Simfer Jersey Limited(e)	Iron ore project	Ordinary	53	53	47
Madagascar

QIT Madagascar Minerals SA(f)	Ilmenite mining	Common	80	80	15
		Investment certificates	100	100

		Voting certificates	80	80	20
Mongolia
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC)(g)	Copper and gold mining	Common	50.79	50.79	49.21
South Africa

Richards Bay Titanium (Proprietary) Limited(h)	Titanium dioxide; high purity iron production	B Ordinary	100	74	26
		B preference	100
		Parent Preference	100

Richards Bay Mining (Proprietary) Limited(h)	Ilmenite, rutile and zircon mining	B Ordinary	100	74	26
		B preference	100
		Parent Preference	100

US
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration)	Copper and gold mining, smelting and refining and exploration activities	Common US$0.01	100	100	—
U.S. Borax Inc.	Mining, refining and marketing of borates	Common US$0.01	100	100	—

This list includes only those companies that have a more significant impact on the profit or operating assets of the Group. Refer to note 47 for a list of related undertakings.
33 Principal subsidiaries continued
The Group’s principal subsidiaries are mostly held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.

(a)
Robe River Mining Co Pty Ltd (which is 60% owned by the Group) holds a 30% interest in Robe River Iron Associates (Robe River). North Mining Ltd (which is wholly owned by the Group) holds a 35% interest in Robe River. Through these companies the Group recognises a 65% share of the assets, liabilities, revenues and expenses of Robe River, with a 12% non-controlling interest. The Group therefore has a 53% beneficial interest in Robe River.

(b)
Alcan Alumina Ltda holds the Group’s 10% interest in Consórcio De Alumínio Do Maranhão, a joint operation in which the Group participates but is not a joint operator. The Group recognises its share of assets, liabilities, revenues and expenses relating to this arrangement.

(c)	Iron Ore Company of Canada is incorporated in the US, but operates in Canada .

(d)
Diavik Diamond Mines (2012) Inc. (DDMI) is the legal entity that owns the Group’s 60% interest in the Diavik Joint Venture, an unincorporated arrangement. The Group recognises its share of assets, revenue and expenses relating to this arrangement. Liabilities are recognised according to DDMI’s contractual obligations, with a corresponding 40% receivable or contingent asset representing the co-owner’s share where applicable .

(e)
Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53% interest, has an 85% interest in Simfer S.A., the company that operates the Simandou mining project in Guinea. The Group therefore has a 45.05% indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

(f)
The Group’s shareholding in QIT Madagascar Minerals SA carries an 80% economic interest and 80% of the total voting rights; a further 5% economic interest is held through non-voting investment certificates to give an economic interest of 85%. The non-controlling interests have a 15% economic interest and 20% of the total voting rights.

(g)
The Group has a 50.79% interest in Turquoise Hill Resources Ltd, which holds a 66% interest in Oyu Tolgoi LLC (OT) which is a subsidiary of Turquoise Hill Resources Ltd. The Group therefore has a 33.5% indirect interest in OT. Turquoise Hill Resources Ltd is incorporated in Canada but operates principally in Mongolia.

(h)
Additional classes of shares issued by Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited representing non-controlling interests are not shown. The Group’s total legal and beneficial interest in Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited is 74%.

Summary financial information for subsidiaries that have non-controlling interests that are material to the Group
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments, and before intercompany eliminations.

	Iron Ore Company of Canada 2019 US$m	Iron Ore Company of Canada 2018 US$m	Energy Resources of Australia 2019 US$m	Energy Resources of Australia 2018 US$m	Turquoise Hill(a)(b)(c) 2019 US$m	Turquoise Hill(a)(b)(c) 2018 US$m
Revenue	2,014	1,561	145	151	1,166	1,180
Profit/(loss) after tax	543	298	5	(241)	(2,137)	139
– attributable to non-controlling interests	224	122	2	1	(1,490)	14
– attributable to Rio Tinto	319	176	3	(242)	(647)	125
Other comprehensive income/(loss)	57	(136)	2	2	—	(4)
Total comprehensive income/(loss)	600	162	7	(239)	(2,137)	135
Non-current assets	2,585	2,376	76	74	9,589	10,375
Current assets	610	459	258	311	2,449	3,813
Current liabilities	(532)	(351)	(127)	(123)	(493)	(540)
Non-current liabilities	(927)	(791)	(462)	(522)	(4,405)	(4,367)
Net assets/(liabilities)	1,736	1,693	(255)	(260)	7,140	9,281
– attributable to non-controlling interests	718	699	—	(6)	2,369	3,936
– attributable to Rio Tinto	1,018	994	(255)	(254)	4,771	5,345
Cash flow from operations	1,039	553	(73)	(64)	298	357
Dividends paid to non-controlling interests	(228)	(178)	—	—	—	—

(a)	Turquoise Hill Resources Ltd holds a controlling interest in Oyu Tolgoi LLC (OT).

(b)	Under the terms of the project finance facility held by OT, there are certain restrictions on the ability of OT to make shareholder distributions.

(c)
Since 2011, Turquoise Hill has funded common share investments in OT on behalf of Erdenes Oyu Tolgoi LLC (“Erdenes”). In accordance with the Amended and Restated Shareholders Agreement dated 8 June 2011, such funded amounts earn interest at an effective annual rate of Libor plus 6.5% and are repayable to them via a pledge over Erdenes’ share of future OT common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill. Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of non-controlling interests. As at 31 December 2019, the cumulative amount of such funding was US$1,241 million (31 December 2018: US$1,021 million), excluding accrued interest of US$655 million (31 December 2018: US$506 million) relating to this funding.

	Robe River Mining Co Pty 2019 US$m	Robe River Mining Co Pty 2018 US$m	Other companies and eliminations(d) 2019 US$m	Other companies and eliminations(d) 2018 US$m	Robe River 2019 US$m	Robe River 2018 US$m
Revenue	1,493	1,082	1,743	1,262	3,236	2,344
Profit after tax	808	561	825	543	1,633	1,104
– attributable to non-controlling interests	312	218	—	—	312	218
– attributable to Rio Tinto	496	343	825	543	1,321	886
Other comprehensive loss	(13)	(313)	(12)	(203)	(25)	(516)
Total comprehensive income	795	248	813	340	1,608	588
Non-current assets	2,622	2,610	3,687	3,739	6,309	6,349
Current assets	1,161	710	1,873	2,368	3,034	3,078
Current liabilities	(173)	(111)	(303)	(235)	(476)	(346)
Non-current liabilities	(84)	(117)	(3,392)	(3,977)	(3,476)	(4,094)
Net assets	3,526	3,092	1,865	1,895	5,391	4,987
– attributable to non-controlling interests	1,404	1,237	—	—	1,404	1,237
– attributable to Rio Tinto	2,122	1,855	1,865	1,895	3,987	3,750
Cash flow from operations	1,255	933	1,447	1,151	2,702	2,084
Dividends paid to non-controlling interests	(139)	(224)	—	—	(139)	(224)

(d)
“Other companies and eliminations” includes North Mining Limited (a wholly owned subsidiary of the Group which accounts for its interest in Robe River) and goodwill of US$349 million (2018: US$351 million) that arose on the Group’s acquisition of its interest in Robe River.